VIRTUS Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Communication Services—0.8%
WideOpenWest, Inc.(1)	11,283	$ 138
Consumer Discretionary—14.3%
Churchill Downs, Inc.	1,950	359
Crocs, Inc.(1)	1,530	105
Dine Brands Global, Inc.	3,794	241
Dorman Products, Inc.(1)	787	65
Five Below, Inc.(1)	1,274	175
Lithia Motors, Inc.	759	163
Monarch Casino & Resort, Inc.(1)	3,029	170
Papa John’s International, Inc.	1,898	133
Planet Fitness, Inc. Class A(1)	3,152	182
RH(1)	621	153
Texas Roadhouse, Inc. Class A	4,948	432
Wingstop, Inc.	3,510	440
		2,618

Consumer Staples—2.7%
Performance Food Group Co.(1)	4,484	193
WD-40 Co.	1,747	307
		500

Energy—4.1%
Antero Resources Corp.(1)	5,145	157
Magnolia Oil & Gas Corp. Class A	8,560	169
Matador Resources Co.	3,344	164
Ovintiv, Inc.	3,781	174
Range Resources Corp.	3,152	80
		744

Financials—7.0%
Ares Management Corp. Class A	2,565	159
BANK OZK	2,499	99
Customers Bancorp, Inc.(1)	6,031	178
Eastern Bankshares, Inc.	5,183	102
First Financial Bankshares, Inc.	4,979	208
Hanover Insurance Group, Inc. (The)	691	88
National Bank Holdings Corp. Class A	2,458	91
RLI Corp.	2,856	292
Stock Yards Bancorp, Inc.	967	66
		1,283

Health Care—23.5%
Akero Therapeutics, Inc.(1)	2,305	78
Amicus Therapeutics, Inc.(1)	15,191	159
Arrowhead Pharmaceuticals, Inc.(1)	2,807	93
Chemed Corp.	1,493	652
Fate Therapeutics, Inc.(1)	3,975	89
Insmed, Inc.(1)	7,341	158
	Shares	Value

Health Care—continued
Inspire Medical Systems, Inc.(1)	2,310	$ 410
LHC Group, Inc.(1)	1,557	255
Natera, Inc.(1)	4,929	216
Nkarta, Inc.(1)	3,423	45
Novocure Ltd.(1)	3,560	270
Outset Medical, Inc.(1)	3,597	57
Penumbra, Inc.(1)	1,072	203
Phreesia, Inc.(1)	9,613	245
Sarepta Therapeutics, Inc.(1)	4,028	445
Shockwave Medical, Inc.(1)	1,437	400
Tandem Diabetes Care, Inc.(1)	6,011	288
U.S. Physical Therapy, Inc.	1,190	90
Ultragenyx Pharmaceutical, Inc.(1)	3,362	139
		4,292

Industrials—18.1%
Applied Industrial Technologies, Inc.	2,058	212
Casella Waste Systems, Inc. Class A(1)	9,413	719
Chart Industries, Inc.(1)	2,410	444
Herc Holdings, Inc.	3,027	314
MSA Safety, Inc.	2,224	243
Regal Rexnord Corp.	1,835	258
Saia, Inc.(1)	2,009	382
Simpson Manufacturing Co., Inc.	4,264	334
Timken Co. (The)	3,421	202
Vicor Corp.(1)	1,407	83
Zurn Elkay Water Solutions Corp.	4,537	111
		3,302

Information Technology—20.9%
Belden, Inc.	1,516	91
Bill.com Holdings, Inc.(1)	1,245	165
Coherent Corp.(1)	2,228	78
CyberArk Software Ltd.(1)	416	62
DigitalOcean Holdings, Inc.(1)(2)	2,208	80
Five9, Inc.(1)	7,373	553
FormFactor, Inc.(1)	11,597	291
Gitlab, Inc. Class A (1)	2,156	110
KnowBe4, Inc. Class A(1)	3,561	74
Kulicke & Soffa Industries, Inc.	2,497	96
Lattice Semiconductor Corp.(1)	5,873	289
Onto Innovation, Inc.(1)	2,487	159
Power Integrations, Inc.	2,764	178
Rogers Corp.(1)	315	76
SPS Commerce, Inc.(1)	1,895	235
Super Micro Computer, Inc.(1)	1,238	68
Teledyne Technologies, Inc.(1)	2,525	852
Tenable Holdings, Inc.(1)	4,990	174
Varonis Systems, Inc.(1)	7,154	190
		3,821

	Shares	Value

Materials—3.5%
Balchem Corp.	5,216	$ 634
Real Estate—0.4%
Gladstone Land Corp.	4,023	73
Utilities—0.5%
Brookfield Infrastructure Corp. Class A	2,380	97
Total Common Stocks (Identified Cost $14,173)		17,502

Total Long-Term Investments—95.8% (Identified Cost $14,173)		17,502

Short-Term Investment—4.1%
Money Market Mutual Fund—4.1%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(3)	740,804	741
Total Short-Term Investment (Identified Cost $741)		741

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)(4)	80,031	80
Total Securities Lending Collateral (Identified Cost $80)		80

TOTAL INVESTMENTS—100.3% (Identified Cost $14,994)		$18,323
Other assets and liabilities, net—(0.3)%		(56)
NET ASSETS—100.0%		$18,267

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$17,502	$17,502
Money Market Mutual Fund	741	741
Securities Lending Collateral	80	80
Total Investments	$18,323	$18,323
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Silvant Small-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
On November 1, 2022, the Board of Trustees of Virtus Asset Trust voted to approve a Plan of Liquidation of the Virtus Silvant Small-Cap Growth Stock Fund pursuant to which will occur or about December 16, 2022.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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